Schedule of Fair Values of Pension Plan Assets by Asset Class and Fair Value Hierarchy Level (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	$ 443,973	$ 376,443	$ 325,150
Real Estate
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	19,357	17,728
Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	21,764	19,252
Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	1,858	2,121
Equity Securities | Mid Sized To Large Cap
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	182,426	148,880
Equity Securities | International And Emerging Growth Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	71,662	63,003
Debt Securities | Core Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	122,327	105,972
Debt Securities | High Yield Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	24,579	19,487
Quoted Prices In Active Markets For Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	1,858	2,121
Quoted Prices In Active Markets For Identical Assets (Level 1) | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	1,858	2,121
Significant Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	400,994	337,342
Significant Observable Inputs (Level 2) | Equity Securities | Mid Sized To Large Cap
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	182,426	148,880
Significant Observable Inputs (Level 2) | Equity Securities | International And Emerging Growth Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	71,662	63,003
Significant Observable Inputs (Level 2) | Debt Securities | Core Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	122,327	105,972
Significant Observable Inputs (Level 2) | Debt Securities | High Yield Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	24,579	19,487
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	41,121	36,980
Significant Unobservable Inputs (Level 3) | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	19,357	17,728
Significant Unobservable Inputs (Level 3) | Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	$ 21,764	$ 19,252